Submission	Feb. 06, 2026
Submission [Line Items]
Central Index Key	0001268884
Registrant Name	CBRE Global Real Estate Income Fund
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A